N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY LIFE INSURANCE CO SEPARATE ACCOUNT A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60
Prospectus:
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, LLC	1.12%	None	1.12%	-25.44%	8.08%	12.74%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.68%	None	0.68%	-38.81%	4.84%	11.53%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	-25.85%	9.18%	11.85%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	-5.63%	5.39%	9.72%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-19.15%	11.96%	13.41%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.44%	None	0.44%	-32.81%	11.70%	15.80%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	-18.72%	9.25%	12.23%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.49%	None	0.49%	-6.66%	5.41%	9.75%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-17.12%	8.79%	12.40%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.34%	0.25%	0.59%	-13.22%	8.61%	10.90%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.10%	None	1.10%	-12.43%	4.87%	9.32%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	-23.40%	9.53%	11.77%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	-8.48%	6.02%	9.47%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-13.35%	6.32%	10.43%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	0.98%	None	0.98%	-18.82%	4.62%	9.96%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	-20.66%	3.80%	8.77%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.89%	None	0.89%	-13.72%	4.72%	9.98%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	-13.87%	3.79%	8.25%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.71%	None	0.71%	-16.78%	-1.15%	2.66%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.96%	None	0.96%	-25.35%	-3.28%	0.45%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	-14.52%	1.29%	4.11%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.88%	None	0.88%	-34.04%	4.25%	5.89%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-24.45%	-0.48%	5.36%
	International Value Fund[2,5] Adviser: VALIC Sub-Adviser: Allspring	0.79%	None	0.79%	-10.94%	-0.87%	2.64%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.88%	None	0.88%	-25.91%	-0.05%	3.13%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	7.96%	5.05%	-0.94%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management	0.93%	None	0.93%	-39.00%	8.05%	14.66%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-16.24%	4.40%	7.06%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.69%	None	0.69%	-16.42%	2.73%	5.39%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	-14.16%	2.34%	3.97%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	-16.22%	2.81%	5.40%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	-14.77%	4.12%	6.14%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	-14.47%	3.29%	5.47%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	-14.89%	3.64%	6.20%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	-15.92%	4.05%	6.88%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.82%	None	0.82%	-17.22%	4.37%	7.45%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	-18.25%	4.66%	7.91%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	-19.07%	4.94%	8.25%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	-19.33%	5.18%	8.42%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	-19.38%	5.18%	8.43%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.45%	5.14%	8.40%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.43%	5.14%	6.32%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	-14.99%	2.45%	4.44%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	-17.09%	4.64%	7.60%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	-16.00%	3.58%	6.05%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	-14.32%	5.94%	8.37%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.50%	None	0.50%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	-11.16%	-0.19%	0.42%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	-10.65%	2.04%	3.46%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.55%	None	0.55%	-10.17%	1.76%	0.99%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.76%	None	0.76%	-16.22%	-1.73%	-0.51%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-25.62%	-1.05%	2.22%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-29.58%	-2.34%	0.46%

Portfolio Company Objective [Text Block]	Type
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | AmericanBeaconBridgewayLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(25.44%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(38.81%)
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.53%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.85%)
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	11.85%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(5.63%)
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	9.72%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(36.05%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(19.15%)
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	13.41%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(32.81%)
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	15.80%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(18.33%)
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	12.20%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(18.72%)
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.23%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(6.66%)
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	9.75%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.40%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(13.22%)
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.90%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(12.43%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	9.32%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(23.40%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	11.77%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	9.47%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.43%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | ArielFundInvestorMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor ClassAriel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	9.96%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(32.44%)
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	11.60%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(20.66%)
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	8.77%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.98%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(13.87%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.78%)
Average Annual Total Returns, 5 Years [Percent]	(1.15%)
Average Annual Total Returns, 10 Years [Percent]	2.66%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(16.55%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.88%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	(3.28%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	4.11%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM and Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(34.04%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.89%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(24.45%)
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	5.36%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(10.94%)
Average Annual Total Returns, 5 Years [Percent]	(0.87%)
Average Annual Total Returns, 10 Years [Percent]	2.64%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(25.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	3.13%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	(0.94%)
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya, and Wellington Management
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(39.00%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	14.66%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.24%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	7.06%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(16.42%)
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	5.39%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.97%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(16.22%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	5.40%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.77%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.14%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.47%)
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	5.47%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(14.89%)
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	6.20%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(15.92%)
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	6.88%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(17.22%)
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.45%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(18.25%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	7.91%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(19.07%)
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(19.33%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.42%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.43%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(19.45%)
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	8.40%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(19.43%)
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	6.32%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	4.44%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.60%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.05%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	8.37%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.25%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	0.75%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(11.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.42%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.46%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(10.17%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	0.99%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.51%)
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(25.62%)
Average Annual Total Returns, 5 Years [Percent]	(1.05%)
Average Annual Total Returns, 10 Years [Percent]	2.22%
New Portfolio Director Fixed and Variable Annuity 1.60 - 12.60 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	(29.58%)
Average Annual Total Returns, 5 Years [Percent]	(2.34%)
Average Annual Total Returns, 10 Years [Percent]	0.46%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80
Prospectus:
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, LLC	1.12%	None	1.12%	-25.44%	8.08%	12.74%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.68%	None	0.68%	-38.81%	4.84%	11.53%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	-25.85%	9.18%	11.85%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	-5.63%	5.39%	9.72%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-19.15%	11.96%	13.41%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.44%	None	0.44%	-32.81%	11.70%	15.80%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	-18.72%	9.25%	12.23%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.49%	None	0.49%	-6.66%	5.41%	9.75%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-17.12%	8.79%	12.40%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.34%	0.25%	0.59%	-13.22%	8.61%	10.90%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.10%	None	1.10%	-12.43%	4.87%	9.32%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	-23.40%	9.53%	11.77%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	-8.48%	6.02%	9.47%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-13.35%	6.32%	10.43%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	0.98%	None	0.98%	-18.82%	4.62%	9.96%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	-20.66%	3.80%	8.77%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.89%	None	0.89%	-13.72%	4.72%	9.98%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	-13.87%	3.79%	8.25%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.71%	None	0.71%	-16.78%	-1.15%	2.66%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.96%	None	0.96%	-25.35%	-3.28%	0.45%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	-14.52%	1.29%	4.11%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.88%	None	0.88%	-34.04%	4.25%	5.89%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-24.45%	-0.48%	5.36%
	International Value Fund[2,5] Adviser: VALIC Sub-Adviser: Allspring	0.79%	None	0.79%	-10.94%	-0.87%	2.64%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.88%	None	0.88%	-25.91%	-0.05%	3.13%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	7.96%	5.05%	-0.94%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management	0.93%	None	0.93%	-39.00%	8.05%	14.66%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-16.24%	4.40%	7.06%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.69%	None	0.69%	-16.42%	2.73%	5.39%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	-14.16%	2.34%	3.97%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	-16.22%	2.81%	5.40%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	-14.77%	4.12%	6.14%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	-14.47%	3.29%	5.47%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	-14.89%	3.64%	6.20%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	-15.92%	4.05%	6.88%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.82%	None	0.82%	-17.22%	4.37%	7.45%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	-18.25%	4.66%	7.91%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	-19.07%	4.94%	8.25%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	-19.33%	5.18%	8.42%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	-19.38%	5.18%	8.43%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.45%	5.14%	8.40%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.43%	5.14%	6.32%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	-14.99%	2.45%	4.44%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	-17.09%	4.64%	7.60%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	-16.00%	3.58%	6.05%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	-14.32%	5.94%	8.37%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.50%	None	0.50%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	-11.16%	-0.19%	0.42%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	-10.65%	2.04%	3.46%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.55%	None	0.55%	-10.17%	1.76%	0.99%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.76%	None	0.76%	-16.22%	-1.73%	-0.51%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-25.62%	-1.05%	2.22%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-29.58%	-2.34%	0.46%

VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | AmericanBeaconBridgewayLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	25.44%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	38.81%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.53%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	11.85%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	9.72%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	36.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	13.41%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	32.81%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	15.80%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	18.33%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	12.20%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	18.72%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.23%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	9.75%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.40%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.90%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	9.32%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	23.40%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	11.77%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	9.47%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.43%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | ArielFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor ClassAriel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	9.96%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.44%
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	11.60%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	8.77%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.98%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	8.25%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.78%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	16.55%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.88%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	25.35%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	0.45%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	4.11%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM and Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	34.04%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.89%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	24.45%
Average Annual Total Returns, 5 Years [Percent]	0.48%
Average Annual Total Returns, 10 Years [Percent]	5.36%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.64%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	25.91%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	3.13%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	0.94%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya, and Wellington Management
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	39.00%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	14.66%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	7.06%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	5.39%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.97%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	5.40%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.14%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	5.47%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	6.20%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	6.88%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.45%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.25%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	7.91%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.07%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.25%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.33%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.42%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.43%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	8.40%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.43%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	6.32%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	4.44%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.60%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.05%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	8.37%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	0.75%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	0.42%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.46%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	0.99%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	0.51%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	25.62%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	2.22%
VALIC Portfolio Director Fixed and Variable Annuity 1.80 - 12.80 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	29.58%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	0.46%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00
Prospectus:
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, LLC	1.12%	None	1.12%	-25.44%	8.08%	12.74%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.68%	None	0.68%	-38.81%	4.84%	11.53%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	-25.85%	9.18%	11.85%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	-5.63%	5.39%	9.72%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-19.15%	11.96%	13.41%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.44%	None	0.44%	-32.81%	11.70%	15.80%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	-18.72%	9.25%	12.23%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.49%	None	0.49%	-6.66%	5.41%	9.75%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-17.12%	8.79%	12.40%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.34%	0.25%	0.59%	-13.22%	8.61%	10.90%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.10%	None	1.10%	-12.43%	4.87%	9.32%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	-23.40%	9.53%	11.77%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	-8.48%	6.02%	9.47%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-13.35%	6.32%	10.43%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	0.98%	None	0.98%	-18.82%	4.62%	9.96%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	-20.66%	3.80%	8.77%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.89%	None	0.89%	-13.72%	4.72%	9.98%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	-13.87%	3.79%	8.25%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.71%	None	0.71%	-16.78%	-1.15%	2.66%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.96%	None	0.96%	-25.35%	-3.28%	0.45%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	-14.52%	1.29%	4.11%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.88%	None	0.88%	-34.04%	4.25%	5.89%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-24.45%	-0.48%	5.36%
	International Value Fund[2,5] Adviser: VALIC Sub-Adviser: Allspring	0.79%	None	0.79%	-10.94%	-0.87%	2.64%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.88%	None	0.88%	-25.91%	-0.05%	3.13%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	7.96%	5.05%	-0.94%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management	0.93%	None	0.93%	-39.00%	8.05%	14.66%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-16.24%	4.40%	7.06%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.69%	None	0.69%	-16.42%	2.73%	5.39%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	-14.16%	2.34%	3.97%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	-16.22%	2.81%	5.40%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	-14.77%	4.12%	6.14%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	-14.47%	3.29%	5.47%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	-14.89%	3.64%	6.20%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	-15.92%	4.05%	6.88%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.82%	None	0.82%	-17.22%	4.37%	7.45%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	-18.25%	4.66%	7.91%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	-19.07%	4.94%	8.25%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	-19.33%	5.18%	8.42%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	-19.38%	5.18%	8.43%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.45%	5.14%	8.40%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.43%	5.14%	6.32%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	-14.99%	2.45%	4.44%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	-17.09%	4.64%	7.60%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	-16.00%	3.58%	6.05%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	-14.32%	5.94%	8.37%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.50%	None	0.50%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	-11.16%	-0.19%	0.42%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	-10.65%	2.04%	3.46%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.55%	None	0.55%	-10.17%	1.76%	0.99%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.76%	None	0.76%	-16.22%	-1.73%	-0.51%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-25.62%	-1.05%	2.22%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-29.58%	-2.34%	0.46%

New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | AmericanBeaconBridgewayLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	25.44%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	38.81%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.53%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	11.85%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	9.72%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	36.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	13.41%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	32.81%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	15.80%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	18.33%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	12.20%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	18.72%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.23%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	9.75%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.40%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.90%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	9.32%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	23.40%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	11.77%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	9.47%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.43%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | ArielFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor ClassAriel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	9.96%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.44%
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	11.60%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	8.77%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.98%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.78%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	16.55%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.88%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	25.35%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	0.45%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	4.11%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM and Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	34.04%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.89%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	24.45%
Average Annual Total Returns, 5 Years [Percent]	0.48%
Average Annual Total Returns, 10 Years [Percent]	5.36%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.64%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	25.91%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	3.13%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	0.94%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya, and Wellington Management
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	39.00%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	14.66%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	7.06%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	5.39%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.97%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	5.40%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.14%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	5.47%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	6.20%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	6.88%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.45%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.25%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	7.91%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.07%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.33%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.42%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.43%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	8.40%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.43%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	6.32%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	4.44%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.60%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.05%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	8.37%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	0.75%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	0.42%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.46%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	0.99%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	0.51%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	25.62%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	2.22%
New Portfolio Director Fixed and Variable Annuity 1.00 - 12.00 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	29.58%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	0.46%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40
Prospectus:
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, LLC	1.12%	None	1.12%	-25.44%	8.08%	12.74%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.68%	None	0.68%	-38.81%	4.84%	11.53%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	-25.85%	9.18%	11.85%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	-5.63%	5.39%	9.72%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-19.15%	11.96%	13.41%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.44%	None	0.44%	-32.81%	11.70%	15.80%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	-18.72%	9.25%	12.23%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.49%	None	0.49%	-6.66%	5.41%	9.75%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-17.12%	8.79%	12.40%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.34%	0.25%	0.59%	-13.22%	8.61%	10.90%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.10%	None	1.10%	-12.43%	4.87%	9.32%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	-23.40%	9.53%	11.77%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	-8.48%	6.02%	9.47%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-13.35%	6.32%	10.43%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	0.98%	None	0.98%	-18.82%	4.62%	9.96%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	-20.66%	3.80%	8.77%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.89%	None	0.89%	-13.72%	4.72%	9.98%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	-13.87%	3.79%	8.25%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.71%	None	0.71%	-16.78%	-1.15%	2.66%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.96%	None	0.96%	-25.35%	-3.28%	0.45%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	-14.52%	1.29%	4.11%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.88%	None	0.88%	-34.04%	4.25%	5.89%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-24.45%	-0.48%	5.36%
	International Value Fund[2,5] Adviser: VALIC Sub-Adviser: Allspring	0.79%	None	0.79%	-10.94%	-0.87%	2.64%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.88%	None	0.88%	-25.91%	-0.05%	3.13%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	7.96%	5.05%	-0.94%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management	0.93%	None	0.93%	-39.00%	8.05%	14.66%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-16.24%	4.40%	7.06%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.69%	None	0.69%	-16.42%	2.73%	5.39%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	-14.16%	2.34%	3.97%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	-16.22%	2.81%	5.40%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	-14.77%	4.12%	6.14%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	-14.47%	3.29%	5.47%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	-14.89%	3.64%	6.20%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	-15.92%	4.05%	6.88%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.82%	None	0.82%	-17.22%	4.37%	7.45%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	-18.25%	4.66%	7.91%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	-19.07%	4.94%	8.25%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	-19.33%	5.18%	8.42%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	-19.38%	5.18%	8.43%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.45%	5.14%	8.40%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.43%	5.14%	6.32%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	-14.99%	2.45%	4.44%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	-17.09%	4.64%	7.60%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	-16.00%	3.58%	6.05%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	-14.32%	5.94%	8.37%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.50%	None	0.50%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	-11.16%	-0.19%	0.42%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	-10.65%	2.04%	3.46%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.55%	None	0.55%	-10.17%	1.76%	0.99%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.76%	None	0.76%	-16.22%	-1.73%	-0.51%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-25.62%	-1.05%	2.22%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-29.58%	-2.34%	0.46%

New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | AmericanBeaconBridgewayLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	25.44%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	38.81%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.53%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	11.85%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	9.72%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	36.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	13.41%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	32.81%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	15.80%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	18.33%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	12.20%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	18.72%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.23%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	9.75%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.40%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.90%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	9.32%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	23.40%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	11.77%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	9.47%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.43%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | ArielFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor ClassAriel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	9.96%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.44%
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	11.60%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	8.77%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.98%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.78%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	16.55%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.88%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	25.35%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	0.45%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	4.11%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM and Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	34.04%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.89%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	24.45%
Average Annual Total Returns, 5 Years [Percent]	0.48%
Average Annual Total Returns, 10 Years [Percent]	5.36%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.64%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	25.91%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	3.13%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	0.94%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya, and Wellington Management
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	39.00%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	14.66%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	7.06%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	5.39%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.97%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	5.40%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.14%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	5.47%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	6.20%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	6.88%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.45%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.25%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	7.91%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.07%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.33%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.42%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.43%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	8.40%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.43%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	6.32%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	4.44%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.60%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.05%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	8.37%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	0.75%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	0.42%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.46%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	0.99%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	0.51%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	25.62%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	2.22%
New Portfolio Director Fixed and Variable Annuity 1.40 - 12.40 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	29.58%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	0.46%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20
Prospectus:
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Bridgeway Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Bridgeway Capital Management, LLC	1.12%	None	1.12%	-25.44%	8.08%	12.74%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.68%	None	0.68%	-38.81%	4.84%	11.53%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	-25.85%	9.18%	11.85%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	-5.63%	5.39%	9.72%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-19.15%	11.96%	13.41%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.44%	None	0.44%	-32.81%	11.70%	15.80%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	-18.72%	9.25%	12.23%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.49%	None	0.49%	-6.66%	5.41%	9.75%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-17.12%	8.79%	12.40%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.34%	0.25%	0.59%	-13.22%	8.61%	10.90%
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.10%	None	1.10%	-12.43%	4.87%	9.32%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	-23.40%	9.53%	11.77%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/ a Boston Partners and Wellington Management	0.82%	None	0.82%	-8.48%	6.02%	9.47%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-13.35%	6.32%	10.43%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	0.98%	None	0.98%	-18.82%	4.62%	9.96%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	-20.66%	3.80%	8.77%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.89%	None	0.89%	-13.72%	4.72%	9.98%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	-13.87%	3.79%	8.25%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.71%	None	0.71%	-16.78%	-1.15%	2.66%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.96%	None	0.96%	-25.35%	-3.28%	0.45%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	-14.52%	1.29%	4.11%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.88%	None	0.88%	-34.04%	4.25%	5.89%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-24.45%	-0.48%	5.36%
	International Value Fund[2,5] Adviser: VALIC Sub-Adviser: Allspring	0.79%	None	0.79%	-10.94%	-0.87%	2.64%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.88%	None	0.88%	-25.91%	-0.05%	3.13%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	7.96%	5.05%	-0.94%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management	0.93%	None	0.93%	-39.00%	8.05%	14.66%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-16.24%	4.40%	7.06%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.69%	None	0.69%	-16.42%	2.73%	5.39%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	-14.16%	2.34%	3.97%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	-16.22%	2.81%	5.40%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	-14.77%	4.12%	6.14%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	-14.47%	3.29%	5.47%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	-14.89%	3.64%	6.20%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	-15.92%	4.05%	6.88%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.82%	None	0.82%	-17.22%	4.37%	7.45%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	-18.25%	4.66%	7.91%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	-19.07%	4.94%	8.25%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	-19.33%	5.18%	8.42%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	-19.38%	5.18%	8.43%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.45%	5.14%	8.40%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	-19.43%	5.14%	6.32%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	-14.99%	2.45%	4.44%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	-17.09%	4.64%	7.60%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	-16.00%	3.58%	6.05%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	-14.32%	5.94%	8.37%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.50%	None	0.50%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	-11.16%	-0.19%	0.42%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	-10.65%	2.04%	3.46%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.55%	None	0.55%	-10.17%	1.76%	0.99%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.76%	None	0.76%	-16.22%	-1.73%	-0.51%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-25.62%	-1.05%	2.22%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-29.58%	-2.34%	0.46%

New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | AmericanBeaconBridgewayLargeCapGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	25.44%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	12.74%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	38.81%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.53%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	11.85%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	9.72%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	36.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	13.41%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	32.81%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	15.80%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	18.33%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	12.20%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	18.72%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.23%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	9.75%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.40%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardWindsorIIFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.90%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | ArielAppreciationFundInvestorMember
Prospectus:
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	9.32%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	23.40%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	11.77%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	9.47%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.43%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | ArielFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor ClassAriel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	9.96%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.44%
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	11.60%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	8.77%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.98%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.78%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	16.55%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.88%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	25.35%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	0.45%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	4.11%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM and Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	34.04%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.89%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	24.45%
Average Annual Total Returns, 5 Years [Percent]	0.48%
Average Annual Total Returns, 10 Years [Percent]	5.36%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.64%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	25.91%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	3.13%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | InvescoBalancedRiskCommodityStrategyFundR5Member
Prospectus:
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	0.94%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya, and Wellington Management
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	39.00%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	14.66%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	7.06%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	5.39%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.97%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIDynamicAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dynamic Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALICAllianceBernstein L.P. and SunAmerica
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	5.40%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.14%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2015AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	5.47%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2020AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	6.20%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2025AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	6.88%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2030AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.45%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2035AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	18.25%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	7.91%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2040AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.07%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	8.25%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2045AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.33%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.42%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2050AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.43%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2055AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	8.40%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | TRowePriceRetirement2060AdvisorMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	19.43%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	6.32%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLifeStrategyConservativeGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	4.44%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLifeStrategyGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.60%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLifeStrategyModerateGrowthFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.05%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardWellingtonFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	8.37%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	0.75%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	0.42%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.46%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	0.99%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	0.51%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLongTermInvestmentGradeFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	25.62%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	2.22%
New Portfolio Director Fixed and Variable Annuity 1.20 - 13.20 | VanguardLongTermTreasuryFundInvestorMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	29.58%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	0.46%